Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit (loss) for the period	$ 858,027	$ 203,251	$ (338,777)
Adjustments for:	(40,034)	217,545	386,903
Depreciation of tangible assets (Note 8)	219,428	221,576	344,904
Depreciation of intangible assets	1,612	1,021	90
Provisions	(295)	(262)	(227)
Income tax (benefits)/expenses (Note 7)	6,009	2,804	(427)
Share of profit of equity-accounted investees, net of tax (Note 26)	927	(17,650)	(22,976)
Net finance expenses (Note 6)	104,729	105,869	80,607
(Gain)/loss on disposal of assets (Note 8)	(372,444)	(95,813)	(15,068)
Changes in working capital requirements	105,881	(82,727)	(20,504)
Change in cash guarantees (Note 11)	12,234	570	8
Change in inventory (Note 12)	19,132	27,391	6,745
Change in receivables from contracts with customers (Note 13)	43,036	(105,538)	(25,485)
Change in accrued income (Note 13)	(2,286)	(2,941)	(331)
Change in deferred charges and fulfillment costs (Note 13)	2,096	1,263	(1,285)
Change in other receivables (Note 11 and 13)	1,163	(4,600)	4,070
Change in trade payables (Note 19)	17,336	(1,316)	(1,215)
Change in accrued payroll (Note 19)	603	(39)	(3,689)
Change in accrued expenses (Note 19)	8,686	(2,808)	2,698
Change in deferred income (Note 19)	(187)	9,998	(5,594)
Change in other payables (Note 19)	263	(2,113)	2,953
Change in provisions for employee benefits (Note 18)	3,805	(2,594)	621
Income taxes paid during the period	(6,675)	2,761	12
Interest paid (Note 6-20)	(130,375)	(99,744)	(60,999)
Interest received (Note 6-13)	50,556	11,446	3,425
Dividends received from equity-accounted investees (Note 26)	0	3,021	4,635
Net cash from (used in) operating activities	837,380	255,553	(25,305)
Net cash from (used in) investing activities
Acquisition of vessels (Note 8)	(337,195)	(523,494)	(413,062)
Proceeds from the sale of vessels (Note 8)	1,206,636	356,730	55,844
Acquisition of other tangible assets and prepayments (Note 8)	(1,407)	(164)	(142)
Acquisition of intangible assets (Note 9)	(60)	(16,582)	(115)
Loans from (to) related parties (Note 26)	0	32,844	2,242
Repayment of loans from related parties	0	(10,215)	0
Lease payments received from finance leases	1,706	2,036	1,987
Net cash from (used in) investing activities	869,680	(158,845)	(353,246)
Net cash from (used in) financing activities
(Purchase of) Proceeds from sale of treasury shares (Note 15)	0	1,080	0
Proceeds from new borrowings (Note 17)	2,694,127	1,270,295	1,509,580
Repayment of borrowings (Note 17)	(2,933,724)	(976,670)	(726,032)
Repayment of commercial paper (Note 17)	(458,272)	(279,314)	(303,426)
(Repayment of) Proceeds from sale and leaseback (Note 17)	(96,006)	(22,667)	(22,667)
Repayment of lease liabilities (Note 17)	(21,942)	(25,527)	(54,928)
Transaction costs related to issue of loans and borrowings (Note 17)	(14,530)	(5,871)	(4,422)
Dividends paid (Note 15)	(630,540)	(24,221)	(24,212)
Net cash from (used in) financing activities	(1,460,887)	(62,895)	373,893
Net increase (decrease) in cash and cash equivalents	246,173	33,813	(4,658)
Net cash and cash equivalents at the beginning of the period (Note 14)	179,929	152,528	161,478
Effect of changes in exchange rates	3,268	(6,412)	(4,292)
Net cash and cash equivalents at the end of the period (Note 14)	$ 429,370	$ 179,929	$ 152,528